Rule 497(e)
                                      Registration Nos. 333-140895 and 811-22019


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                 (the "Trust")

              FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND
                 FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND
                      FIRST TRUST ENERGY ALPHADEX(R) FUND
                    FIRST TRUST FINANCIALS ALPHADEX(R) FUND
                    FIRST TRUST HEALTH CARE ALPHADEX(R) FUND
           FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND
                     FIRST TRUST MATERIALS ALPHADEX(R) FUND
                    FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND
                     FIRST TRUST UTILITIES ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND
                   FIRST TRUST MID CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND
                  FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND
                   FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND
                 FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND
                  FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND
                     FIRST TRUST MEGA CAP ALPHADEX(R) FUND
                 (each a "Fund" and collectively, the "Funds")

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 1, 2015
                 AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2015
                                      AND
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2015
      AS PREVIOUSLY SUPPLEMENTED ON DECEMBER 8, 2015 AND JANUARY 13, 2016


                              DATED MARCH 18, 2016


      Notwithstanding anything to the contrary in the Funds' Prospectus or Statement of Additional Information, Chris A. Peterson, CFA, Senior Vice President of First Trust Advisors L.P. ("First Trust"), is now a member of each Fund's Investment Committee, and will serve as a member of each Fund's portfolio management team beginning on or about March 18, 2016.

      Chris A. Peterson, CFA, is a Senior Vice President and head of First Trust's strategy research group. He joined First Trust in January of 2000. Mr. Peterson is responsible for developing and implementing quantitative equity investment strategies. Mr. Peterson received his B.S. in Finance from Bradley University in 1997 and his M.B.A. from the University of Chicago Booth School of Business in 2005. He has over 18 years of financial services industry experience and is a recipient of the Chartered Financial Analyst designation.

      As of February 29, 2016, Chris A. Peterson managed the investment vehicles with the number of accounts and assets set forth in the table below:

                                                 OTHER
                          REGISTERED             POOLED
                          INVESTMENT           INVESTMENT              OTHER
                          COMPANIES             VEHICLES             ACCOUNTS
                          NUMBER OF            NUMBER OF             NUMBER OF
                           ACCOUNTS             ACCOUNTS             ACCOUNTS
PORTFOLIO MANAGER         ($ ASSETS)           ($ ASSETS)           ($ ASSETS)


Chris A. Peterson            N/A                  N/A                   N/A


           PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE